Loans payable	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about borrowings [abstract]
Loans payable
10	Loans payable

	December 31,	December 31,
	2018	2017
	$	$

Current

Acquisition loan with Banco de Credito del Peru (a)	6,188	6,141
Operating loan with Banco de Credito del Peru (b)	-	6,309
Revolving credit facility with Banco de Credito del Peru (c)	15,000	15,000
Notes payable to BBVA Banco Continental (d)	5,000	-
Loan with FIFOMI (e)	1,530	1,527
	27,718	28,977

Non-current

Acquisition loan with Banco de Credito del Peru (a)	28,408	34,236
Loan with FIFOMI (e)	127	1,647
	28,535	35,883

Total loans payable	56,253	64,860

(a)	Corona Acquisition Loan with Banco de Credito del Peru S.A. (“BCP”)

On May 24, 2011, the Company’s wholly owned subsidiary Dia Bras Peru entered into a loan agreement with BCP amounting to $150,000. After deducting financing costs of $3,750, the net proceeds were $146,250. The proceeds from this loan were used to fund a portion of the purchase consideration for the acquisition of the Company’s 81.84% interest in Corona in Peru. The loan was repayable over 5 years ending on May 24, 2016 and carried interest at a rate of 3M LIBOR plus 4.15% per annum, payable quarterly in arrears.

On August 7, 2015, Dia Bras Peru signed an amended agreement with BCP for the then outstanding debt balance of $48,000. The most significant amendments to the agreement were:

•	The remaining $48M due on the facility was split into 2 tranches

•	Tranche 1, in the amount of $24M has quarterly principal repayments of $1.5M beginning in November 2016 and ending in August 2020

•	Tranche 2, in the amount of $24M has no quarterly principal repayments and to be repaid in full in August 2020

•	One year principal repayment grace period

•	Reduced Interest rate equal to 3.65% plus 3M LIBOR vs previous rate of 4.15% plus 3M LIBOR

•	Term of the Facility extended for 5 Years

Principal repayments totalling $6,000 have been made for the year ended December 31, 2018 (2017 - $6,000).

The loan is recorded at amortized cost and is being accreted to face value over 5 years using an effective interest rate of 4.71%. An amortization expense related to the transaction costs for $200 has been recorded for the year ended December 31, 2018 (2017 - $217). Interest payments totalling $2,177 have been made for the year ended December 31, 2018 (2017 - $2,141).

The loan with BCP is secured by a pledge over Dia Bras Peru’s interest in Corona voting shares and is guaranteed by the Company. The Company is in compliance with all financial covenants as at December 31, 2018.

(b)	Corona Operating Loan with BCP

On October 17, 2013, the Company’s subsidiary Corona, in which the Company has an interest of 81.84%, entered into a credit facility with BCP for up to $60,000. The credit facility is for a 5 year term and the funds can be drawn within the first 3 years in tranches of up to $40,000 during the first year, up to $30,000 during the second year and up to $20,000 during the third year. The loan bears interest of LIBOR plus 4.5% and the loan principal and interest are payable in quarterly installments over the term of the loan with the first payment due 15 months after the closing of the credit facility. The loan is guaranteed by the collection rights and future cash flows generated from the sale of ore concentrates and other products. The loan contains certain financial covenants, events of default and other provisions which are customary for a transaction of this nature. These covenants include maintaining an equity balance at the Corona level higher than $30 million, maintaining a Debt Service Coverage ratio higher than 1.1x, and maintaining a Net Financial Debt/EBITDA ratio lower than 2.0x.

On June 29, 2016, $5,000 was drawn from this facility bearing an interest rate of three months LIBOR plus 4.5%.

Principal repayments totalling $6,250 have been made for the year ended December 31, 2018 (2017 – $6,250). Interest payments totalling $341 have been made for the year ended December 31, 2018 (2017 – $827).

The loan has been repaid in full during 2018.

(c)	DBP Credit Facility with BCP

On August 9, 2017, the Company’s subsidiary DBP, entered into a credit facility with BCP for up to $15,000. The credit facility is for a 1-year term and is being used to fund short term working capital requirements. On August 9, 2017, the Company drew $8,000 from this facility at an interest rate of LIBOR plus 0.95%. On August 31, 2017, the Company drew the remaining $7,000 from this facility at an interest rate of LIBOR plus 1.05%. The credit facility was repaid in full on the anniversary date of August 9, 2018, while interest payments were made quarterly.

On August 9, 2018, the Company renewed the credit facility and drew $15,000 for another 1-year term to be used to fund short term working capital requirements. The new facility has an interest rate of 3M LIBOR plus 1.04%, with interest payments due quarterly. The credit facility is guaranteed by the common shares of DBP’s subsidiary Sociedad Minera Corona.

(d)	Corona Notes payable with BBVA Banco Continental

In order to fund its short-term working capital needs, Corona repaid and drew down the following notes payable:

•	On March 31, 2018 a $5,000 revolving credit facility with BBVA Banco Continental was obtained. The credit facility bears an interest rate of three-month LIBOR plus 2.52%. The facility was renewed on September 25, 2018.

•	On September 25, 2018, the Company renewed the $5,000 revolving credit facility with BBVA Banco Continental at an interest rate of 2.68%, with a term of 90 days, and was repaid in full on December 24, 2018.

•	On December 24, 2018, the Company renewed the revolving credit facility with BBVA Banco Continental, after repaying the $5,000 balance owed, and drew $5,000 at an interest rate of 2.80%, with a term of 30 days, to be repaid in full by January 24, 2019. The Company repaid the $5,000 owing on the revolving credit facility during January 2019.

(e)	FIFOMI loan

•	During January 2015, the Company’s Mexican Subsidiary, Dia Bras Mexicana S.A. de C.V, received a loan of MXP$120 million from Nacional Financiera, Sociedad Fiduciaria del Fideicomiso de Fomento Minero (“FIFOMI”) to be used for working capital purposes and capital expenditures, specifically the expansion of the Piedras Verdes Plant.

On February 2, 2015, DBM drew MXP$120 million (US$7,995). After deducting transaction costs of US$124, net proceeds were US$7,871.

Monthly principal repayments have taken place over four years beginning in January 2016 at an interest rate of TIIE + 3%. Interest payments began in February 2015 and during the year ended December 31, 2018, DBM has made interest payments of $248 (MXP$4,772) (2017 – $366 (MXP$6,918)). Principal payments of $1,560 (MXP$30,000) (2017 - $1,588 (MXP$30,000) have been made during the year ended December 31, 2018.